MD&A - Risk management and control - Market Risk (Detail 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	$ 11	$ 19
Diversification effect	(8)	(7)
1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	5	21
Diversification effect	(1)	(8)
Global Wealth Management | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	1	2
Global Wealth Management | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	1	2
Personal & Corporate Banking | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	0	0
Personal & Corporate Banking | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	0	0
Asset Management | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	0	0
Asset Management | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	0	0
Investment Bank | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	10	18
Investment Bank | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	1	11
Non-core and Legacy | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	1	1
Non-core and Legacy | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	4	16
Group Items | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	6	5
Group Items | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	0	0
Minimum | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	5	7
Minimum | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	5	20
Minimum | Global Wealth Management | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	1	1
Minimum | Global Wealth Management | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	1	2
Minimum | Personal & Corporate Banking | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	0	0
Minimum | Personal & Corporate Banking | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	0	0
Minimum | Asset Management | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	0	0
Minimum | Asset Management | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	0	0
Minimum | Investment Bank | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	3	5
Minimum | Investment Bank | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	1	8
Minimum | Non-core and Legacy | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	1	1
Minimum | Non-core and Legacy | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	4	15
Minimum | Group Items | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	4	3
Minimum | Group Items | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	0	0
Maximum | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	23	25
Maximum | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	21	46
Maximum | Global Wealth Management | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	2	2
Maximum | Global Wealth Management | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	3	14
Maximum | Personal & Corporate Banking | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	0	0
Maximum | Personal & Corporate Banking | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	0	1
Maximum | Asset Management | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	0	0
Maximum | Asset Management | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	0	0
Maximum | Investment Bank | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	23	23
Maximum | Investment Bank | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	11	15
Maximum | Non-core and Legacy | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	3	2
Maximum | Non-core and Legacy | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	16	33
Maximum | Group Items | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	12	6
Maximum | Group Items | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	0	0
Average | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	12	15
Diversification effect	(6)	(6)
Average | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	12	29
Diversification effect	(3)	(12)
Average | Global Wealth Management | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	2	1
Average | Global Wealth Management | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	2	9
Average | Personal & Corporate Banking | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	0	0
Average | Personal & Corporate Banking | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	0	0
Average | Asset Management | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	0	0
Average | Asset Management | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	0	0
Average | Investment Bank | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	11	14
Average | Investment Bank | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	3	11
Average | Non-core and Legacy | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	1	1
Average | Non-core and Legacy | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	10	20
Average | Group Items | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	5	4
Average | Group Items | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	0	0
Equity | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	1	11
Equity | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	1	13
Equity | Minimum | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	0	3
Equity | Minimum | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	1	9
Equity | Maximum | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	12	19
Equity | Maximum | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	13	17
Equity | Average | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	4	9
Diversification effect	(1)	(1)
Equity | Average | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	5	13
Diversification effect	(2)	(6)
Equity | Average | Global Wealth Management | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	0	0
Equity | Average | Global Wealth Management | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	1	1
Equity | Average | Personal & Corporate Banking | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	0	0
Equity | Average | Personal & Corporate Banking | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	0	0
Equity | Average | Asset Management | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	0	0
Equity | Average | Asset Management | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	0	0
Equity | Average | Investment Bank | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	4	9
Equity | Average | Investment Bank | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	2	10
Equity | Average | Non-core and Legacy | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	0	0
Equity | Average | Non-core and Legacy | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	4	8
Equity | Average | Group Items | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	1	1
Equity | Average | Group Items | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	0	0
Interest rate risk | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	20	19
Interest rate risk | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	2	12
Interest rate risk | Minimum | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	11	9
Interest rate risk | Minimum | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	2	10
Interest rate risk | Maximum | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	24	21
Interest rate risk | Maximum | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	12	40
Interest rate risk | Average | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	16	12
Diversification effect	(5)	(5)
Interest rate risk | Average | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	6	17
Diversification effect	1	1
Interest rate risk | Average | Global Wealth Management | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	1	1
Interest rate risk | Average | Global Wealth Management | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	0	1
Interest rate risk | Average | Personal & Corporate Banking | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	0	0
Interest rate risk | Average | Personal & Corporate Banking | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	0	0
Interest rate risk | Average | Asset Management | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	0	0
Interest rate risk | Average | Asset Management | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	0	0
Interest rate risk | Average | Investment Bank | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	15	12
Interest rate risk | Average | Investment Bank | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	1	1
Interest rate risk | Average | Non-core and Legacy | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	1	1
Interest rate risk | Average | Non-core and Legacy | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	4	13
Interest rate risk | Average | Group Items | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	4	4
Interest rate risk | Average | Group Items | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	0	0
Credit spreads | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	10	7
Credit spreads | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	4	13
Credit spreads | Minimum | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	6	3
Credit spreads | Minimum | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	4	13
Credit spreads | Maximum | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	16	19
Credit spreads | Maximum | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	14	34
Credit spreads | Average | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	9	6
Diversification effect	(4)	(4)
Credit spreads | Average | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	9	20
Diversification effect	(2)	(9)
Credit spreads | Average | Global Wealth Management | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	2	2
Credit spreads | Average | Global Wealth Management | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	1	9
Credit spreads | Average | Personal & Corporate Banking | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	0	0
Credit spreads | Average | Personal & Corporate Banking | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	0	0
Credit spreads | Average | Asset Management | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	0	0
Credit spreads | Average | Asset Management | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	0	0
Credit spreads | Average | Investment Bank | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	8	5
Credit spreads | Average | Investment Bank | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	1	3
Credit spreads | Average | Non-core and Legacy | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	1	1
Credit spreads | Average | Non-core and Legacy | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	9	17
Credit spreads | Average | Group Items | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	3	3
Credit spreads | Average | Group Items | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	0	0
Foreign exchange | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	3	2
Foreign exchange | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	1	1
Foreign exchange | Minimum | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	1	1
Foreign exchange | Minimum | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	0	0
Foreign exchange | Maximum | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	9	10
Foreign exchange | Maximum | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	5	5
Foreign exchange | Average | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	4	2
Diversification effect	(1)	(1)
Foreign exchange | Average | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	1	2
Diversification effect	0	(1)
Foreign exchange | Average | Global Wealth Management | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	0	0
Foreign exchange | Average | Global Wealth Management | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	0	0
Foreign exchange | Average | Personal & Corporate Banking | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	0	0
Foreign exchange | Average | Personal & Corporate Banking | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	0	0
Foreign exchange | Average | Asset Management | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	0	0
Foreign exchange | Average | Asset Management | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	0	0
Foreign exchange | Average | Investment Bank | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	3	2
Foreign exchange | Average | Investment Bank | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	0	1
Foreign exchange | Average | Non-core and Legacy | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	0	0
Foreign exchange | Average | Non-core and Legacy | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	1	2
Foreign exchange | Average | Group Items | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	1	1
Foreign exchange | Average | Group Items | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	0	0
Commodities | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	4	3
Commodities | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	0	0
Commodities | Minimum | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	2	1
Commodities | Minimum | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	0	0
Commodities | Maximum | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	14	10
Commodities | Maximum | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	1	3
Commodities | Average | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	4	3
Diversification effect	0	0
Commodities | Average | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	0	1
Diversification effect	0	0
Commodities | Average | Global Wealth Management | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	0	0
Commodities | Average | Global Wealth Management | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	0	0
Commodities | Average | Personal & Corporate Banking | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	0	0
Commodities | Average | Personal & Corporate Banking | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	0	0
Commodities | Average | Asset Management | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	0	0
Commodities | Average | Asset Management | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	0	0
Commodities | Average | Investment Bank | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	4	3
Commodities | Average | Investment Bank | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	0	1
Commodities | Average | Non-core and Legacy | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	0	0
Commodities | Average | Non-core and Legacy | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	0	0
Commodities | Average | Group Items | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	0	0
Commodities | Average | Group Items | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	$ 0	$ 0